Income taxes - Current and deferred component of income tax expense (benefit) (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income taxes
Current tax expense (benefit)	¥ 35,315,597	$ 5,541,788	¥ (157,326,719)	¥ 71,809,290
Deferred tax expense (benefit)	333,420,104	52,320,890	(142,551,916)	(164,911,933)
Total income tax expense (benefit)	¥ 368,735,701	$ 57,862,678	¥ (299,878,635)	¥ (93,102,643)